Other Reserves - Reconciliation of the Hedge Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	R (753)	R 480
Remeasurement of gold hedging contracts	(636)	(1,233)
Unrealised gain/(loss) on gold hedging contracts	(1,891)	(1,782)
Released to revenue	1,265	184
Foreign exchange translation	10	6
Deferred tax thereon	(20)	359
Balance at end of year - hedge reserve	(1,389)	(753)
Change in time value reserve
Balance at beginning of year - time value reserve	0	0
Gains (losses) on change in value of time value of options, net of tax	137	0
Gains (losses) on change in value of time value of options, before tax	157	0
Reclassification adjustments on change in value of time value of options, before tax	0	0
Increase (Decrease) Through Net Exchange Differences Hedge Contracts, Time value reserve	(1)	0
Deferred Tax Effect From Change In Reserve Through Unrealised Gains (Losses) On Time Value Reserve	(19)	0
Balance at end of year - time value reserve	137	0
Total hedge reserve and time value reserve
Balance at beginning of year	(753)	480
Remeasurement of gold hedging contracts	(499)	(1,233)
Unrealised loss on gold hedging contracts	(1,734)	(1,782)
Released to revenue	(1,265)	(184)
Foreign exchange translation	9	6
Deferred taxation thereon	(39)	359
Balance at end of year	(1,252)	(753)
Rand Gold Hedging Contracts
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	(808)
Balance at end of year - hedge reserve	(1,192)	(808)
Change in time value reserve
Balance at beginning of year - time value reserve	0
Balance at end of year - time value reserve	123	0
Total hedge reserve and time value reserve
Balance at beginning of year	(808)
Balance at end of year	(1,069)	(808)
US$ Gold Hedging Contracts
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	55
Balance at end of year - hedge reserve	(197)	55
Change in time value reserve
Balance at beginning of year - time value reserve	0
Balance at end of year - time value reserve	14	0
Total hedge reserve and time value reserve
Balance at beginning of year	55
Balance at end of year	R (183)	R 55